UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459


13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark E. Brady
Title:  Chief Operations Officer
Phone:  (937) 291-1223


Signature, Place and Date of Signing:

/s/ Mark E. Brady                  Dayton, Ohio               November 12, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       72

Form 13F Information Table Value Total: $1,791,472
                                         (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      Item #4
                                                      Market                              Item #6                    Item #8
             Item #1             Item #2    Item #3   Value         Item #5      Investment Discretion Item #7  Voting Authority
         Name of Issuer          Title      CUSIP     (x$1,000) Quantity Sh/Prn  Sole     Shared Other Mgrs   Sole  Shared Other
-----------------------------------------------------------------------------------------------------------------------------------
21st Century Insurance           common     90130N103      8733    633759 sh       633759                      633759
Accredited Home Lenders Holdin   common     00437p107      4513    207875 sh       207875                      207875
Aceto Corp                       common     004446100      3600    256025 sh       256025                      256025
Altria Group Inc                 common     02209S103     11371    259606 sh       259606                      259606
America Service Group            common     02364l109      7079    337092 sh       337092                      337092
American Financial Realty Trus   common     02607P305     78392   5559742 sh      5559742                     5559742
American Power Conversion Corp   common     029066107     59375   3432093 sh      3432093                     3432093
AmeriCredit Corp                 common     03060R101     58803   5709043 sh      5709043                     5709043
Anworth Mrtg. Asset Corp.        common     037347101     13533    947685 sh       947685                      947685
Ashford Hospitality Trust        common     044103109     25264   2816524 sh      2816524                     2816524
AT&T Wireless Group              common     00209A106      3846    470224 sh       470224                      470224
Atlas Pipeline Partners          common     049392103      4447    124335 sh       124335                      124335
Berkshire Hathaway Cl  B         common     084670207       205        82 sh           82                          82
Bob Evans Farms                  common     096761101      1617     60546 sh        60546                       60546
Brown Forman cl B                common     115637209     17057    215587 sh       215587                      215587
CenturyTel Inc.                  common     156700106     36866   1087800 sh      1087800                     1087800
Coldwater Creek Inc.             common     193068103      3633    373427 sh       373427                      373427
CompuDyne Corporation            common     204795306      4672    587690 sh       587690                      587690
Consol Energy                    common     20854p109       446     24000 sh        24000                       24000
Cox Communications Inc. CL A     common     224044107     64796   2049207 sh      2049207                     2049207
Donnelley R R & Sons Co          common     257867101     14166    569622 sh       569622                      569622
Dun & Bradstreet                 common     26483E100     18137    436610 sh       436610                      436610
Emmis Communications Corp        common     291525103     39240   1938755 sh      1938755                     1938755
Friedman Billings Ramsey, Inc.   common     358434108    108343   6280733 sh      6280733                     6280733
Golden West Financial            common     381317106     53058    592763 sh       592763                      592763
Hearst - Argyle TV (A)           common     422317107     31287   1292838 sh      1292838                     1292838
Hollinger International          common     435569108     17639   1428237 sh      1428237                     1428237
IHOP Corp.                       common     449623107      3315    100906 sh       100906                      100906
Insight Communications Co Cl A   common     45768V108     36186   3797113 sh      3797113                     3797113
Integrated Alarm Services        common     45890m109     17318   2072960 sh      2072960                     2072960
ITLA Capital Corporation         common     450565106     22321    523487 sh       523487                      523487
Jones Apparel Group Inc          common     480074103     37678   1258859 sh      1258859                     1258859
Key Energy Services              common     492914106     53883   5583750 sh      5583750                     5583750
Knight-Ridder                    common     499040103     71078   1065643 sh      1065643                     1065643
Lancaster Colony                 common     513847103     32986    826721 sh       826721                      826721
Lee Enterprises                  common     523768109     37611    972610 sh       972610                      972610
Leucadia National                common     527288104     62057   1639556 sh      1639556                     1639556
Liberty Media Corp. Cl A         common     530718105     18611   1866732 sh      1866732                     1866732
Limited Inc                      common     532716107      1589    105400 sh       105400                      105400
Markel Corporation               common     570535104     30892    115701 sh       115701                      115701
Marshall & Ilsley                common     571834100      1560     49500 sh        49500                       49500
Maxwell Shoe                     common     577766108      3141    218880 sh       218880                      218880
McCormick & Company, Inc.        common     579780206     10534    384160 sh       384160                      384160
MCG Capital Corp.                common     58047P107     25282   1620642 sh      1620642                     1620642
Mediacom Communications          common     58446k105     34545   5148222 sh      5148222                     5148222
Mercury General Corp.            common     589400100     44628    996612 sh       996612                      996612
Meredith Corp.                   common     589433101      7328    158721 sh       158721                      158721
Moody's Corp                     common     615369105      1207     21950 sh        21950                       21950
National Beverage Corp.          common     635017106      1482     98170 sh        98170                       98170
Natural Resource Partners        common     63900P103      4550    131090 sh       131090                      131090
North Fork Bancorp               common     659424105     79837   2297457 sh      2297457                     2297457
NVR, Inc.                        common     62944T105     87660    187911 sh       187911                      187911
Pactiv Corp                      common     695257105      1764     87000 sh        87000                       87000
Parker-Hannifin Corp.            common     701094104      2038     45600 sh        45600                       45600
Petroquest                       common     716748108      1804    871530 sh       871530                      871530
Provident Financial Services     common     74386t105      7395    385941 sh       385941                      385941
RailAmerica, Inc.                common     750753105      9749   1133570 sh      1133570                     1133570
RAIT Investment Trust            common     749227104     16204    705767 sh       705767                      705767
RLI Corp.                        common     749607107     17403    528638 sh       528638                      528638
Saxon Cap Acquisition Corp       common     80556P302     23847   1391316 sh      1391316                     1391316
Sherwin-Williams Co.             common     824348106     53660   1824554 sh      1824554                     1824554
Spherion Inc.                    common     848420105      7898   1134777 sh      1134777                     1134777
Standard Management              common     853612109       937    226323 sh       226323                      226323
Summit America Television, Inc   common     86600T109       233     80000 sh        80000                       80000
Supreme Ind. Inc                 common     868607102      4291    768928 sh       768928                      768928
Telephone & Data Systems         common     879433100     66064   1168446 sh      1168446                     1168446
Timberland Company               common     887100105     29684    695818 sh       695818                      695818
Topps Company, Inc.              common     890786106      8867    909412 sh       909412                      909412
Trinity Industries Inc           common     896522109     52821   2043368 sh      2043368                     2043368
UST Inc.                         common     902911106     52687   1497628 sh      1497628                     1497628
Washington Mutual                common     939322103     15479    393169 sh       393169                      393169
White Mountain Insurance         common     g9618e107      1248      3144 sh         3144                        3144

00843.0001 #442112